UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 09/30/2010

Item 1 – Report to Stockholders

September 30, 2010

Semi-Annual Report (Unaudited)

BBIF Money Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BBIF MONEY FUND	SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. The major short-term ambiguities that kept market participants on the fence — the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding — have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of September 30, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	(1.42)%	10.16%

US small cap equities (Russell 2000 Index)	0.25	13.35

International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information

Current Seven-Day Yields

As of September 30, 2010	7-Day SEC Yields	7-Day Yields

Class 1	0.00%	0.01%
Class 2	0.04%	0.05%
Class 3	0.04%	0.05%
Class 4	0.04%	0.05%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including administration fees, distribution and service fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through September 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Class 1	$1,000.00	$1,000.00	$1.91	$1,000.00	$1,023.19	$1.93	0.38%
Class 2	$1,000.00	$1,000.20	$1.70	$1,000.00	$1,023.40	$1.72	0.34%
Class 3	$1,000.00	$1,000.20	$1.70	$1,000.00	$1,023.40	$1.72	0.34%
Class 4	$1,000.00	$1,000.20	$1.70	$1,000.00	$1,023.40	$1.72	0.34%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4	BBIF MONEY FUND	SEPTEMBER 30, 2010

Statement of Assets and Liabilities

September 30, 2010 (Unaudited)	BBIF Money Fund

Assets

Investments at value — Master Money LLC (the “Master LLC”) (cost — $6,326,788,325)	$6,326,788,325
Withdrawals receivable from the Master LLC	728
Prepaid expenses	253,692

Total assets	6,327,042,745

Liabilities

Administration fees payable	989,975
Officer’s fees payable	1,627
Capital shares redeemed payable	728
Other accrued expenses payable	1,012,419

Total liabilities	2,004,749

Net Assets	$6,325,037,996

Net Assets Consist of

Paid-in capital	$6,324,722,468
Accumulated net realized gain allocated from the Master LLC	315,528

Net Assets	$6,325,037,996

Net Asset Value

Class 1 — Based on net assets of $470,142,083 and 470,114,956 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 2 — Based on net assets of $1,805,567,114 and 1,805,472,755 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 3 — Based on net assets of $2,393,726,718 and 2,393,603,030 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 — Based on net assets of $1,655,602,081 and 1,655,540,581 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)	BBIF Money Fund

Investment Income

Interest	$3,050
Net investment income allocated from the Master LLC:
Interest	12,961,153
Expenses	(5,059,545)

Total income	7,904,658

Expenses

Administration	8,566,993
Service and distribution — Class 1	2,366,247
Service and distribution — Class 2	6,580,543
Service and distribution — Class 3	4,928,367
Service and distribution — Class 4	3,277,698
Registration	1,847,767
Transfer agent — Class 1	137,344
Transfer agent — Class 2	108,854
Transfer agent — Class 3	56,379
Transfer agent — Class 4	64,570
Printing	48,873
Professional	22,342
Officer	1,573
Miscellaneous	16,441

Total expenses	28,023,991
Less fees waived by administrator	(3,967,734)
Less service and distribution fees waived — Class 1	(2,366,247)
Less service and distribution fees waived — Class 2	(6,580,543)
Less service and distribution fees waived — Class 3	(4,928,367)
Less service and distribution fees waived — Class 4	(3,277,698)
Transfer agent fees reimbursed — Class 1	(41,835)
Transfer agent fees reimbursed — Class 2	(108,854)
Transfer agent fees reimbursed — Class 3	(56,379)
Transfer agent fees reimbursed — Class 4	(64,570)

Total expenses after fees waived and reimbursed	6,631,764

Net investment income	1,272,894

Realized Gain Allocated from the Master LLC

Net realized gain from investments	101,013

Net Increase in Net Assets Resulting from Operations	$1,373,907

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2010	5

Statements of Changes in Net Assets	BBIF Money Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Operations

Net investment income	$1,272,894	$5,365,877
Net realized gain	101,013	139,657

Net increase in net assets resulting from operations	1,373,907	5,505,534

Dividends and Distributions to Shareholders From

Net investment income:
Class 1	—	(214,973)
Class 2	(390,727)	(1,006,376)
Class 3	(527,424)	(3,036,361)
Class 4	(354,743)	(1,847,504)
Net realized gain:
Class 1	(10,601)	(2,098)
Class 2	(44,159)	(9,718)
Class 3	(57,923)	(13,111)
Class 4	(40,255)	(8,565)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,425,832)	(6,138,706)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(659,155,778)	(271,872,018)

Net Assets

Total decrease in net assets	(659,207,703)	(272,505,190)
Beginning of period	6,984,245,699	7,256,750,889

End of period	$6,325,037,996	$6,984,245,699

See Notes to Financial Statements.

6	BBIF MONEY FUND	SEPTEMBER 30, 2010

Financial Highlights	BBIF Money Fund

	Class 1

	Six Months Ended September 30, 2010 (Unaudited)

		Year Ended March 31,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0003	0.0112	0.0360	0.0371	0.0224
Net realized and unrealized gain (loss)	0.0000	0.0000	0.0001	0.0003	0.0007	(0.0008)

Net increase from investment operations	0.0000	0.0003	0.0113	0.0363	0.0378	0.0216

Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0112)	(0.0360)	(0.0371)	(0.0224)
Net realized gain	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0000)	(0.0003)	(0.0112)	(0.0360)	(0.0371)	(0.0224)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.00%[2]	0.04%	1.12%	3.66%	3.76%	2.26%

Ratios to Average Net Assets[3]

Total expenses	1.50%[4]	1.53%	1.55%	1.53%	1.48%	1.47%

Total expenses after fees waived and reimbursed	0.38%[4]	0.50%	1.49%	1.53%	1.48%	1.47%

Net investment income	0.00%[4]	0.03%	1.13%	3.58%	3.71%	2.23%

Supplemental Data

Net assets, end of period (000)	$470,142	$573,592	$563,107	$628,647	$670,067	$861,336

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2010	7

Financial Highlights (continued)	BBIF Money Fund

	Class 2

	Six Months Ended September 30, 2010 (Unaudited)

		Year Ended March 31,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0004	0.0169	0.0423	0.0427	0.0281
Net realized and unrealized gain (loss)	0.0000	0.0000	0.0001	0.0002	0.0000	(0.0008)

Net increase from investment operations	0.0002	0.0004	0.0170	0.0425	0.0427	0.0273

Dividends and distributions from:
Net investment income	(0.0002)	(0.0004)	(0.0169)	(0.0423)	(0.0427)	(0.0281)
Net realized gain	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0002)	(0.0004)	(0.0169)	(0.0423)	(0.0427)	(0.0281)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.02%[2]	0.05%	1.71%	4.31%	4.34%	2.85%

Ratios to Average Net Assets[3]

Total expenses	1.14%[4]	1.16%	1.18%	1.17%	1.16%	1.15%

Total expenses after fees waived and reimbursed	0.34%[4]	0.50%	0.92%	0.90%	0.91%	0.89%

Net investment income	0.04%[4]	0.04%	1.71%	4.21%	4.28%	2.80%

Supplemental Data

Net assets, end of period (000)	$1,805,567	$1,980,211	$2,165,760	$2,380,485	$2,365,274	$2,538,640

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

8	BBIF MONEY FUND	SEPTEMBER 30, 2010

Financial Highlights (continued)	BBIF Money Fund

	Class 3

	Six Months Ended September 30, 2010 (Unaudited)

		Year Ended March 31,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0010	0.0201	0.0455	0.0460	0.0314
Net realized and unrealized gain (loss)	0.0000	0.0000	0.0001	0.0002	0.0000	(0.0008)

Net increase from investment operations	0.0002	0.0010	0.0202	0.0457	0.0460	0.0306

Dividends and distributions from:
Net investment income	(0.0002)	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)
Net realized gain	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0002)	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.02%[2]	0.11%	2.03%	4.65%	4.68%	3.18%

Ratios to Average Net Assets[3]

Total expenses	0.83%[4]	0.85%	0.87%	0.86%	0.86%	0.85%

Total expenses after fees waived and reimbursed	0.34%[4]	0.43%	0.59%	0.58%	0.59%	0.57%

Net investment income	0.04%[4]	0.10%	2.03%	4.52%	4.61%	3.13%

Supplemental Data

Net assets, end of period (000)	$2,393,727	$2,711,575	$2,785,930	$3,185,573	$2,969,368	$2,921,499

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2010	9

Financial Highlights (concluded)	BBIF Money Fund

	Class 4

	Six Months Ended September 30, 2010 (Unaudited)

		Year Ended March 31,

		2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0010	0.0201	0.0455	0.0460	0.0314
Net realized and unrealized gain (loss)	0.0000	0.0000	0.0001	0.0000	0.0000	(0.0009)

Net increase from investment operations	0.0002	0.0010	0.0202	0.0455	0.0460	0.0305

Dividends and distributions from:
Net investment income	(0.0002)	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)
Net realized gain	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0002)	(0.0010)	(0.0201)	(0.0455)	(0.0460)	(0.0314)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.02%[2]	0.11%	2.03%	4.65%	4.68%	3.18%

Ratios to Average Net Assets[3]

Total expenses	0.83%[4]	0.85%	0.87%	0.85%	0.85%	0.84%

Total expenses after fees waived and reimbursed	0.34%[4]	0.42%	0.59%	0.58%	0.59%	0.57%

Net investment income	0.04%[4]	0.10%	2.01%	4.48%	4.63%	3.15%

Supplemental Data

Net assets, end of period (000)	$1,655,602	$1,718,868	$1,741,954	$2,060,455	$1,580,707	$971,495

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

10	BBIF MONEY FUND	SEPTEMBER 30, 2010

Notes to Financial Statements (Unaudited)	BBIF Money Fund

1. Significant Accounting Policies:

BBIF Money Fund (formerly WCMA Money Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2010 was 50.6%. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC, including categorization of fair value measurements, is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank Plc (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

BBIF MONEY FUND	SEPTEMBER 30, 2010	11

Notes to Financial Statements (concluded)	BBIF Money Fund

The Fund entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fees compensate BRIL for providing shareholder servicing and/or distribution related services to shareholders. The Fund has entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses to ensure that the net expenses for the Fund’s Class 2 Shares are 0.32% higher than those of BIF Money Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Money Fund. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2011 unless approved by the Board, including a majority of the non-interested Directors. These amounts are included in service and distribution fees waived in the Statement of Operations.

In addition to the contractual arrangement described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable each class of the Fund to maintain minimum daily levels of net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended September 30, 2010	Year Ended March 31, 2010

Class 1

Shares sold	3,362,818,656	6,458,217,908
Shares issued to shareholders in reinvestment of dividends and distributions	10,601	217,071

Total issued	3,362,829,257	6,458,434,979
Shares redeemed	(3,466,275,334)	(6,447,906,655)

Net increase (decrease)	(103,446,077)	10,528,324

Class 2

Shares sold	6,690,317,709	13,427,766,125
Shares issued to shareholders in reinvestment of dividends and distributions	434,886	1,016,094

Total issued	6,690,752,595	13,428,782,219
Shares redeemed	(6,865,381,262)	(13,614,145,168)

Net decrease	(174,628,667)	(185,362,949)

Class 3

Shares sold	9,955,219,287	22,056,307,371
Shares issued to shareholders in reinvestment of dividends and distributions	585,347	3,049,472

Total issued	9,955,804,634	22,059,356,843
Shares redeemed	(10,273,633,006)	(22,133,466,993)

Net decrease	(317,828,372)	(74,110,150)

Class 4

Shares sold	11,517,148,513	21,382,951,868
Shares issued to shareholders in reinvestment of dividends and distributions	394,998	1,856,069

Total issued	11,517,543,511	21,384,807,937
Shares redeemed	(11,580,796,173)	(21,407,735,180)

Net decrease	(63,252,662)	(22,927,243)

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12	BBIF MONEY FUND	SEPTEMBER 30, 2010

Portfolio Information as of September 30, 2010	Master Money LLC

Portfolio Composition

Percent of Net Assets

Certificates of Deposit — Yankee*	34%
Municipal Bonds	18
Commercial Paper	16
U.S. Treasury Obligations	14
U.S. Government Sponsored Agency Obligations	13
Corporate Notes	3
Certificates of Deposit — Domestic	1
Repurchase Agreements	1

Total	100%

* US branches of foreign banks.

BBIF MONEY FUND	SEPTEMBER 30, 2010	13

Schedule of Investments September 30, 2010 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 0.7%
State Street Bank & Trust Co., 0.39%, 10/12/10	$90,000	$90,000,000

Yankee (a) — 34.2%
Abbey National Treasury Services Plc, CT, 0.28%, 11/17/10 (b)	130,000	130,000,000
BNP Paribas SA, NY:
0.58%, 10/15/10 (b)	125,000	125,000,000
0.60%, 11/01/10	200,000	200,000,000
0.46%, 2/18/11	150,000	150,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.35%, 12/13/10 (b)	55,700	55,700,000
Banco Santander SA, NY, 0.85%, 11/01/10	130,000	130,000,000
Bank of Montreal, Chicago, 0.31%, 8/29/11 (b)	53,000	53,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.36%, 11/05/10	100,000	100,000,000
Barclays Bank Plc, NY:
0.44%, 11/05/10	100,000	100,000,000
0.50%, 11/18/10	130,000	130,000,000
0.40%, 12/06/10	100,000	100,000,000
0.42%, 2/18/11	115,000	115,000,000
Canadian Imperial Bank of Commerce, NY, 0.42%, 1/31/11 (b)	150,000	150,000,000
Commonwealth Bank of Australia:
0.39%, 10/15/10	63,000	63,000,000
0.49%, 1/14/11	38,000	38,017,863
Credit Agricole CIB, NY, 0.59%, 10/12/10 (b)	150,000	150,000,000
Dexia Credit Local, NY, 1.62%, 10/18/10 (c)	238,500	238,500,000
Lloyd’s TSB Bank Plc, NY:
0.49%, 10/26/10	90,000	90,000,000
0.46%, 12/06/10	130,000	130,000,000
Nordea Bank North America Inc., DE, 0.38%, 10/01/10	46,250	46,250,000
Rabobank Nederland NV, NY:
0.26%, 1/10/11 (b)	80,500	80,500,000
0.26%, 1/13/11 (b)	130,000	130,000,000
0.57%, 1/18/11	80,500	80,500,000
Royal Bank of Scotland Plc, CT:
0.55%, 11/01/10	125,000	125,000,000
0.67%, 2/09/11 (c)	100,000	100,000,000
Société Générale, NY:
0.57%, 10/18/10	200,000	200,000,000
0.46%, 10/27/10	150,000	150,000,562
0.55%, 2/03/11 (b)	100,000	100,000,000
Sumitomo Mitsui Banking Corp., NY, 0.32%, 11/09/10	210,000	210,000,000
Svenska Handelsbanken AB, NY, 0.43%, 10/25/10	87,000	87,000,301
Toronto-Dominion Bank, NY (b):
0.26%, 11/05/10	124,000	124,000,000
0.26%, 2/04/11	46,500	46,500,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (a) (concluded)
UBS AG, Stamford:
0.57%, 11/02/10	$100,000	$100,003,654
0.59%, 11/18/10	100,000	100,000,000
UniCredit SpA, NY:
0.68%, 11/10/10	75,000	75,000,000
0.65%, 11/15/10	75,000	75,000,000
Westpac Banking Corp., NY (b):
0.31%, 10/19/10	84,085	84,085,000
0.32%, 10/21/10	106,115	106,115,000

		4,268,172,380

Total Certificates of Deposit — 34.9%		4,358,172,380

Commercial Paper

Amsterdam Funding Corp. (d):
0.49%, 10/05/10	32,000	31,997,822
0.40%, 3/10/11	75,000	74,865,833
BNP Paribas Finance Inc., 0.49%, 2/11/11 (d)	100,000	99,817,611
BNZ International Funding Ltd., 0.34%, 2/04/11 (b)	122,000	122,004,292
CAFCO LLC, 0.48%, 10/06/10 (d)	112,365	112,356,011
CRC Funding LLC, 0.35%, 2/03/11 (d)	20,000	19,975,500
Clipper Receivables Co., LLC (d):
0.39%, 11/18/10	100,000	99,946,917
0.52%, 1/18/11	35,000	34,944,389
Credit Agricole North America, 0.40%, 2/08/11 (d)	72,000	71,895,200
DANSKE Corp., 0.41%, 10/20/10 (d)	75,750	75,732,746
Dexia Bank, 0.35%, 10/05/10 (d)	50,000	49,997,569
Manhattan Asset Funding Co., LLC, 0.22%, 10/01/10 (d)	8,697	8,696,947
NRW Bank (d):
0.40%, 2/03/11	122,200	122,031,058
0.39%, 2/15/11	187,000	186,724,019
Nestlé Capital Corp., 0.31%, 12/14/10 (d)	87,560	87,503,451
Nieuw Amsterdam Receivables Corp. (d):
0.25%, 10/01/10	23,001	23,000,840
0.52%, 10/08/10	34,150	34,146,054
0.48%, 10/14/10	40,000	39,992,533
0.47% – 0.48%, 10/22/10	63,000	62,981,703
0.37%, 1/07/11	24,200	24,175,377
Old Line Funding LLC, 0.37% – 0.58%, 1/20/11 (d)	85,000	84,895,622
Regency Markets No. 1 LLC (d):
0.47%, 10/15/10	25,270	25,265,051
0.45%, 10/20/10	45,783	45,771,554

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

14	BBIF MONEY FUND	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Romulus Funding Corp., 0.44%, 10/08/10 (d)	$20,000	$19,998,044
Royal Bank of Scotland Plc, 0.49%, 10/28/10 (d)	100,000	99,961,889
Scaldis Capital LLC, 0.37%, 10/27/10 (d)	15,000	14,995,838
Solitaire Funding LLC (d):
0.54%, 10/14/10	93,000	92,980,470
0.33%, 1/19/11	97,000	96,901,303
State Street Bank & Trust Co., 0.31%, 2/22/11 (d)	48,800	48,739,068
Thunder Bay Funding LLC, 0.38%, 10/12/10 (d)	15,000	14,998,100
Westpac Trust Securities NZ Ltd., 0.38%, 11/05/10 (b)	147,100	147,100,000

Total Commercial Paper — 16.6%		2,074,392,811

Corporate Notes

Commonwealth Bank of Australia, 0.51%, 10/28/10 (b)(e)	95,000	95,000,000
KBC Bank NV, NY, 1.52%, 10/01/10 (c)	109,255	109,255,000
Rabobank Nederland NV, 1.78%, 10/07/10 (c)(e)	213,400	213,400,000

Total Corporate Notes — 3.3%		417,655,000

Municipal Bonds

California HFA, RB, VRDN, AMT (c):
Home Mortgage, Series E-1 (Freddie Mac LOC, Fannie Mae LOC), 0.30%, 10/07/10	18,795	18,795,000
Home Mortgage, Series F (Freddie Mac LOC, Fannie Mae LOC), 0.30%, 10/07/10	16,170	16,170,000
Home Mortgage, Series H (Fannie Mae LOC, Freddie Mac LOC), 0.27%, 10/07/10	53,500	53,500,000
Home Mortgage, Series M (Fannie Mae LOC, Freddie Mac LOC), 0.26%, 10/07/10	41,600	41,600,000
Home Mortgage, Series U (Fannie Mae LOC, Freddie Mac LOC), 0.26%, 10/07/10	3,300	3,300,000
M/F Housing III, Series E (Fannie Mae LOC, Freddie Mac LOC), 0.27%, 10/07/10	21,300	21,300,000
Series A (Fannie Mae LOC, Freddie Mac LOC), 0.26%, 10/07/10	12,380	12,380,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series E, AMT, 0.28%, 10/07/10 (c)	11,095	11,095,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.26%, 10/07/10 (c)	27,760	27,760,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (Bank One NA LOC), 0.25%, 10/01/10 (c)	106,700	106,700,000
California State Department of Water Resources, RB, VRDN (c):
Series B-1 (Bank of New York LOC, California State Teachers’ Retirement System LOC), 0.25%, 10/01/10	820	820,000
Series C-9 (Citibank NA LOC), 0.23%, 10/07/10	46,135	46,135,000
California State Department of Water Resources, Refunding RB, VRDN, Series J-1 (JPMorgan Chase Bank LOC, California Public Employees’ Retirement System LOC), 0.25%, 10/01/10 (c)	10,365	10,365,000

Municipal Bonds (continued)	Par (000)	Value

California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae) (c):
Knolls at Green Valley, Series FF, 0.30%, 10/07/10	$13,205	$13,205,000
Oakmont Chino Hills, Series P, 0.29%, 10/07/10	10,100	10,100,000
California Statewide Communities Development Authority, RB, VRDN, North Peninsula Jewish (Bank of America NA LOC), 0.30%, 10/01/10 (c)	16,530	16,530,000
Chicago Board of Education Illinois, GO, Refunding, VRDN, Dedicated Revenue, Series B (JPMorgan Chase Bank LOC), 0.29%, 10/01/10 (c)	46,355	46,355,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank SBPA), 0.29%, 10/01/10 (c)	16,350	16,350,000
City of Chicago Illinois, Refunding RB, VRDN, Sub-Series C-1 (Harris NA LOC), 0.30%, 10/01/10 (c)	10,700	10,700,000
City of Houston Texas, Refunding RB, VRDN (c):
First Lien, Series B-5 (Lloyds Bank LOC), 0.24%, 10/07/10	52,140	52,140,000
First Lien, Series B-6 (ScotiaBank LOC), 0.25%, 10/07/10	18,400	18,400,000
First Series D-1 (AGM Insurance, Dexia Credit Local SBPA), 0.33%, 10/07/10	38,000	38,000,000
City of Jacksonville Florida, Refunding RB, VRDN, Series A (JPMorgan Chase Bank SBPA), 0.27%, 10/07/10 (c)	40,000	40,000,000
City of New York New York, GO, VRDN, Sub-Series A-3 (BNP Paribas SA LOC), 0.25%, 10/07/10 (c)	12,090	12,090,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Wells Fargo Bank NA LOC), 0.25%, 10/07/10 (c)	40,000	40,000,000
City of Philadelphia Pennsylvania, Refunding RB, VRDN, 8th Series E (JPMorgan Chase Bank LOC), 0.23%, 10/07/10 (c)	16,000	16,000,000
City of Wichita Kansas, Refunding RB, VRDN, Facilities, Christi Health VIII, Series B-2 (JPMorgan Chase & Co. LOC), 0.29%, 10/01/10 (c)	30,000	30,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital (c):
Series K2 (JPMorgan Chase Bank LOC), 0.23%, 10/07/10	17,620	17,620,000
Series L1 (Bank of America NA LOC), 0.24%, 10/07/10	13,130	13,130,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A (State Street Bank & Trust Co. SBPA), 0.25%, 10/07/10 (c)	11,020	11,020,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.31%, 10/07/10 (c)	20,000	20,000,000
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.23%, 10/07/10 (c)	32,050	32,050,000
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.30%, 10/01/10 (c)	13,305	13,305,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT, 0.23%, 10/01/10 (c)	10,000	10,000,000

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2010	15

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (continued)	Par (000)	Value

Hawaii State Department of Budget & Finance, Refunding RB, VRDN, Queens Health System, Series A (Bank of America NA LOC), 0.30%, 10/07/10 (c)	$18,040	$18,040,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank LOC), 0.29%, 10/01/10 (c)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC) (c):
Children’s Memorial Hospital, Series D, 0.27%, 10/07/10	30,200	30,200,000
Elmhurst Memorial Healthcare, Series B, 0.30%, 10/01/10	19,650	19,650,000
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.27%, 10/07/10	27,800	27,800,000
Indiana Finance Authority, Refunding RB, VRDN (c):
Duke Energy Indiana Inc. Project, Series A-4 (Bank of America NA LOC), 0.29%, 10/01/10	25,000	25,000,000
Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.26%, 10/07/10	20,900	20,900,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac), 0.29%, 10/07/10 (c)	34,300	34,300,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System (Dexia Credit Local SBPA), 0.27%, 10/07/10 (c)	10,000	10,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP, 0.36%, 10/20/10	42,000	42,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-2 (AGM Insurance, Dexia Credit Local SBPA), 0.27%, 10/07/10 (c)	64,200	64,200,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (JPMorgan Chase Bank SBPA), 0.23%, 10/07/10 (c)	19,615	19,615,000
Michigan State Building Authority, RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank LOC), 0.24%, 10/07/10 (c)	14,900	14,900,000
New Jersey EDA, Refunding RB, VRDN, School Facilities Construction, Series V-4 (Bank of America NA LOC), 0.25%, 10/07/10 (c)	25,000	25,000,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN, Series 3, AMT (Dexia Credit Local LOC), 0.38%, 10/07/10 (c)	49,825	49,825,000
New York City Housing Development Corp., RB, VRDN, Series A (c):
90 West Street (Fannie Mae), 0.25%, 10/07/10	40,830	40,830,000
155 West 21st Street Development, AMT (Fannie Mae), 0.26%, 10/07/10	10,000	10,000,000
West 61st Street Apartments, AMT (Fannie Mae), 0.26%, 10/07/10	12,000	12,000,000
West 89th Street Development, AMT (Fannie Mae LOC), 0.26%, 10/07/10	35,600	35,600,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.23%, 10/07/10 (c)	18,850	18,850,000

Municipal Bonds (continued)	Par (000)	Value

New York State HFA, RB, VRDN, Series A (c):
10 Barclay Street (Fannie Mae), 0.25%, 10/07/10	$71,245	$71,245,000
125 West 31st Street Housing, AMT (Fannie Mae Liquidity Facility), 0.26%, 10/07/10	30,000	30,000,000
316 11th Avenue Housing, AMT (Fannie Mae Liquidity Facility), 0.26%, 10/07/10	35,000	35,000,000
360 West 43, AMT (Fannie Mae), 0.26%, 10/07/10	22,000	22,000,000
750 6th Ave, AMT (Fannie Mae), 0.26%, 10/07/10	34,500	34,500,000
AMT (Fannie Mae Liquidity Facility), 0.26%, 10/07/10	28,100	28,100,000
Biltmore Tower Housing, AMT (Fannie Mae), 0.26%, 10/07/10	65,000	65,000,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Facility), 0.26%, 10/07/10	5,300	5,300,000
Victory Housing, Series 2001, AMT (Freddie Mac), 0.26%, 10/07/10	26,300	26,300,000
Worth Street, 12/18/03, AMT (Fannie Mae), 0.26%, 10/07/10	23,100	23,100,000
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco Inc. Project, Series B (JPMorgan Chase Bank LOC), 0.23%, 10/07/10 (c)	36,800	36,800,000
Pennsylvania HFA, RB, VRDN, Series 95-C, AMT (Dexia Credit Local SBPA), 0.27%, 10/07/10 (c)	31,180	31,180,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank LOC), 0.23%, 10/07/10 (c)	6,285	6,285,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB (Wachovia Bank NA SBPA), Children’s Hospital of Philadelphia:
Series A, VRDN, 0.29%, 10/01/10 (c)	11,175	11,175,000
Series B, 0.29%, 10/01/10 (b)	24,500	24,500,000
State of California, GO, VRDN (c):
FLOATS, Series C-1 (Bank of America NA LOC), 0.26%, 10/07/10	59,200	59,200,000
FLOATS, Series DC8035 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.40%, 10/07/10 (e)	54,680	54,680,000
Kindergarten, Series A2 (State Street Bank & Trust Co. LOC, California State Teachers’ Retirement System LOC), 0.25%, 10/01/10	26,775	26,775,000
Kindergarten, Series B1 (Citibank NA LOC), 0.26%, 10/01/10	10,150	10,150,000
Series C-11 (BNP Paribas SA LOC), 0.24%, 10/07/10	37,680	37,680,000
State of New Jersey, FLOATS, VRDN, Series B003 (Morgan Stanley Bank Liquidity Facility), 0.35%, 10/07/10 (c)	50,000	50,000,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B (Dexia Credit Local SBPA), 0.30%, 10/07/10 (c)	103,765	103,765,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series F (ABN Amro Bank NV SBPA), 0.24%, 10/07/10 (c)	45,350	45,350,000

See Notes to Financial Statements.

16	BBIF MONEY FUND	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (concluded)	Par (000)	Value

Washington Health Care Facilities Authority, Refunding RB, VRDN, Multicare Health System, Series B (Wells Fargo Bank NA LOC), 0.23%, 10/07/10 (c)	$12,575	$12,575,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.26%, 10/07/10 (c)	14,000	14,000,000

Total Municipal Bonds — 17.9%		2,243,485,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes, 0.29%, 10/27/10 (d)	50,000	49,989,313
Fannie Mae Variable Rate Notes, 0.25%, 7/26/12 (b)	130,000	129,952,695
Federal Home Loan Bank Variable Rate Notes (b):
0.48%, 10/08/10	137,000	136,999,096
0.47%, 10/06/11	250,000	249,896,723
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	475,170	475,141,842
0.31%, 5/05/11	290,000	289,947,962
0.21%, 12/29/11	130,000	129,918,162
0.23%, 4/03/12	120,000	119,926,497

Total U.S. Government Sponsored Agency Obligations — 12.7%		1,581,772,290

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.23%, 10/21/10	90,000	89,987,925
0.23%, 11/04/10	108,000	107,975,535
0.22%, 11/12/10	186,000	185,950,457
0.21%, 12/02/10	220,000	219,921,075
0.20%, 1/27/11	200,000	199,869,430
0.18%, 2/17/11	176,000	175,876,800
U.S. Treasury Notes:
4.38%, 12/15/10	207,000	208,797,280
0.88%, 1/31/11	110,000	110,230,498
0.88%, 3/31/11	435,000	436,433,876

Total U.S. Treasury Obligations — 13.9%		1,735,042,876

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.28%, 10/01/10 (purchased on 9/30/10 to be repurchased at $50,000,389, collateralized by Fannie Mae Strips, 0.0% – 8.0%, due 2/1/19 – 5/1/39, par and fair value $807,263,655 and $36,596,137, respectively and by Freddie Mac Strips, 0.0% – 6.0%, due 6/1/32 – 10/15/36, par and fair value $323,679,064 and $14,903,863, respectively)	50,000	50,000,000

Repurchase Agreements (concluded)	Par (000)	Value

UBS Securities LLC, 0.24%, 10/01/10 (purchased on 9/30/10 to be repurchased at $28,197,191, collateralized by Federal Home Loan Bank, 1.65%, due 8/12/14, par and fair value $23,835,000 and $24,132,956, respectively and by various Fico Strips, 0.0% – 10.35%, due 4/06/12 – 8/03/18, par and fair value $4,799,000 and $4,632,371, respectively)	$28,197	$28,197,000

Total Repurchase Agreements — 0.6%		78,197,000

Total Investments (Cost — $12,488,717,357*) — 99.9%		$12,488,717,357
Other Assets Less Liabilities — 0.1%		7,527,338

Net Assets — 100.0%		$12,496,244,695

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Total investments[1]	—	$12,488,717,357	—	$12,488,717,357

Total	—	$12,488,717,357	—	$12,488,717,357

[1]	See the above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2010	17

Statement of Assets and Liabilities

September 30, 2010 (Unaudited)	Master Money LLC

Assets

Investments at value — unaffiliated (cost — $12,488,717,357)	$12,488,717,357
Cash	809
Interest receivable	9,312,040
Prepaid expenses	373,009

Total assets	12,498,403,215

Liabilities

Investment advisory fees payable	1,410,948
Other affiliates payable	67,117
Directors’ fees payable	5,053
Withdrawals payable to investors	1,430
Other accrued expenses payable	673,972

Total liabilities	2,158,520

Net Assets	$12,496,244,695

Net Assets Consist of

Investors’ capital	$12,496,244,695

Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)	Master Money LLC

Investment Income

Interest	$26,437,270

Expenses

Investment advisory	9,191,162
Accounting services	514,942
Directors	200,670
Custodian	193,084
Professional	48,733
Printing	13,004
Miscellaneous	177,908

Total expenses	10,339,503

Net investment income	16,097,767

Realized Gain

Net realized gain on investments	204,240

Net Increase in Net Assets Resulting from Operations	$16,302,007

See Notes to Financial Statements.

18	BBIF MONEY FUND	SEPTEMBER 30, 2010

Statements of Changes in Net Assets	Master Money LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Operations

Net investment income	$16,097,767	$70,581,806
Net realized gain	204,240	376,924

Net increase in net assets resulting from operations	16,302,007	70,958,730

Capital Transactions

Proceeds from contributions	49,063,025,990	104,507,301,999
Value of withdrawals	(51,542,864,536)	(110,336,801,410)

Net decrease in net assets derived from capital transactions	(2,479,838,546)	(5,829,499,411)

Net Assets

Total decrease in net assets	(2,463,536,539)	(5,758,540,681)
Beginning of period	14,959,781,234	20,718,321,915

End of period	$12,496,244,695	$14,959,781,234

Financial Highlights	Master Money LLC

	Six Months Ended September 30, 2010 (Unaudited)
		Year Ended March 31,

		2010	2009	2008	2007	2006

Total Investment Return

Total investment return	0.13%[1]	0.41%	2.47%	5.08%	5.11%	3.59%

Ratios to Average Net Assets

Total expenses	0.15%[2]	0.15%	0.14%	0.14%	0.14%	0.15%

Net investment income	0.23%[2]	0.40%	2.45%	4.92%	5.05%	3.54%

Supplemental Data

Net assets, end of period (000)	$12,496,245	$14,959,781	$20,718,322	$23,136,625	$17,543,554	$15,234,412

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2010	19

Notes to Financial Statements (Unaudited)	Master Money LLC

1. Significant Accounting Policies:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC fair values its financial instruments at market value. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLC may invest in repurchase agreements. In a repurchase agreement, the Master LLC purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

20	BBIF MONEY FUND	SEPTEMBER 30, 2010

Notes to Financial Statements (concluded)	Master Money LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank Plc (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee at the following annual rates of the Master LLC’s average daily net assets as follows:

Not exceeding $500 million	0.25%
In excess of $500 million, but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended September 30, 2010, the Master LLC reimbursed the Manager $160,198 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF MONEY FUND	SEPTEMBER 30, 2010	21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Money Fund LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”), with respect to the Master LLC. BBIF Money Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master LLC. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master LLC’s and/or the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Master LLC’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

22	BBIF MONEY FUND	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC, each for a one-year term ending June 30, 2011. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing Master LLC performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates and significant shareholders provide the Master LLC and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master LLC and the Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic

BBIF MONEY FUND	SEPTEMBER 30, 2010	23

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Master LLC’s investment results correspond directly to the investment results of the Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Master LLC and the Fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s contractual advisory fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master LLC and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in

24	BBIF MONEY FUND	SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

allocating its costs to the management of the Master LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master LLC’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels.

The Board further noted that the Manager, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the Administrator and the distributor agreed to waive all or a portion of their fees and/or reimburse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts. The Board noted that BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master LLC to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master LLC and the Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master LLC, for a one-year term ending June 30, 2011. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master LLC and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BBIF MONEY FUND	SEPTEMBER 30, 2010	25

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard Surloff, Secretary

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski
became President and Chief Executive Officer of the
Fund/Master LLC.

26	BBIF MONEY FUND	SEPTEMBER 30, 2010

Additional Information

General Information

Electronic Delivery
Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Portfolio Schedule
The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BBIF MONEY FUND	SEPTEMBER 30, 2010	27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#BBIFM — 9/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BBIF Money Fund and Master Money LLC

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: December 1, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: December 1, 2010